Cover	Oct. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Oct. 31, 2024
Entity File Number	000-56072
Entity Registrant Name	New Mountain Guardian III BDC, L.L.C.
Entity Central Index Key	0001781870
Entity Tax Identification Number	84-1918127
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false